Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2019	2018	2017
	$m	$m	$m
At 1 January	89	103	99
Additions	74	187	76
Share of after tax losses	(116)	(113)	(55)
Unrecognised profit on transactions with joint ventures	–	(64)	(27)
Exchange and other adjustments	11	(24)	10
At 31 December	58	89	103

On 23 February 2018, AstraZeneca entered into an agreement with a consortium of investors to form a new, US domiciled standalone company called Viela Bio. This agreement was to divest a number of assets in MedImmune’s non-core inflammation and autoimmunity portfolio to Viela, including MEDI-551, which is an advanced Phase IIb/III asset, and a number of other clinical and pre-clinical assets. AstraZeneca contributed $142m in initial funds and held an initial 45% interest in the joint venture. Consideration was $142m and a restricted disposal gain of $63m was recognised in Other operating income in 2018. Viela Bio completed an IPO on 7 October 2019 with AstraZeneca investing $8m. After the IPO, AstraZeneca’s holding was reduced to 29% with two members on a board size of eight. Given the shareholding and board representation, the investment continues to be treated as an associate. During the year the Group provided transitional research and development services to Viela Bio, comprising $13m (2018: $9m) of services provided directly by the Group and $24m (2018: $20m) of passed through third party costs incurred by the Group on behalf of Viela Bio. At the end of the year the Group had an outstanding unsecured receivable of $6m (2018: $6m) settleable in cases on customary terms against which no credit loss provision has been made.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help meet unmet medical needs globally, and to bring innovative new medicines to patients in China faster. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Limited. AstraZeneca contributed $55m in initial funds and has a 48% interest in the joint venture. The joint venture entity purchased exclusive rights from AstraZeneca in 2017 to develop and commercialise three potential medicines currently in pre-clinical development in the areas of oncology, cardiovascular and metabolic diseases, and respiratory, resulting in a disposal gain of $28m for AstraZeneca recognised in Other operating income. An additional contribution of $25m was made in 2019.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited. AstraZeneca contributed $45m in cash to the joint venture entity and has a 50% interest in the joint venture. Additional contributions were made of $10m in 2016, $20m in 2017, $27m in 2018 and a further $20m in 2019.

On 30 April 2014, AstraZeneca entered into a joint venture agreement with Samsung Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Archigen Biotech Limited, with a branch in South Korea. AstraZeneca contributed $70m in cash to the joint venture entity and has a 50% interest in the joint venture. An additional contribution of $30m was made in 2016, $15m in 2018 and a further $16m in 2019. At the end of the year Archigen had net assets of $5m, of which AstraZeneca’s share is $2m, and the investment is held at $nil value.

All investments are accounted for using the equity method.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2019	2018	2017
	$m	$m	$m
Non-current assets	298	260	207
Current assets	447	233	158
Total liabilities	(89)	(71)	(41)
Net assets	656	422	324
Amount attributable to AstraZeneca	64	104	117
Exchange adjustments	(6)	(15)	(14)
Carrying value of investments in associate and joint ventures	58	89	103